INVESTMENTS IN AFFILIATES (Tables)	9 Months Ended
Sep. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Affiliates
The carrying amount of our equity method investment as at September 30, 2018 is as follows:

(in thousands of $)	September 30, 2018
Hilli LLC	208,554

Quoted market prices for Hilli LLC are not available because it is not publicly traded.

The components of equity in net assets of non-consolidated affiliate are as follows:

(in thousands of $)
Equity in net assets of affiliate at July 1, 2018	—
Net purchase price on July 12, 2018	199,728
Dividend	(1,946)
Equity in net losses of affiliate	(71)
Fair value of debt guarantee (see note 11)	10,843
Equity in net assets of affiliate at September 30, 2018	208,554